SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Exercise Price 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options	22	22
Remaining Life In Years	2 years 1 month 6 days	2 years 7 months 6 days
Number of Options Exercisable	22	22
Exercise Price 1 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 378,500	$ 378,500
Exercise Price 1 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1,237,500	$ 1,237,500
Exercise Price 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options	9	9
Remaining Life In Years	1 year 2 months 12 days	1 year 8 months 12 days
Number of Options Exercisable	9	9
Exercise Price 2 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1,237,501	$ 1,237,501
Exercise Price 2 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 2,475,000	$ 2,475,000
Exercise Price 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options	32	35
Remaining Life In Years	3 months 3 days	7 months 17 days
Number of Options Exercisable	32	35
Exercise Price 3 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 2,475,001	$ 2,475,001
Exercise Price 3 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 3,712,500	$ 3,712,500
Exercise Price 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options	83	112
Remaining Life In Years	6 months 21 days	9 months 7 days
Number of Options Exercisable	83	112
Exercise Price 4 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 3,712,501	$ 3,712,501
Exercise Price 4 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 4,950,000	$ 4,950,000
Exercise Price 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options	20	28
Remaining Life In Years	6 months 10 days	9 months 14 days
Number of Options Exercisable	20	28
Exercise Price 5 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 4,950,001	$ 4,950,001
Exercise Price 5 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 5,296,500	$ 5,296,500